LONG-TERM INVESTMENT (Tables)	6 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS	Long-term investment consisted of the following:
	March 31, 2026	September 30, 2025
	(Unaudited)
Equity investment using the measurement alternative	$722,606	$-
Long-term investment	$722,606	$-